Condensed Statement of Changes in Shareholders' Equity (Deficit) - USD ($)	Total	CADV Ventures S.A [Member]	Kukugan Invest [Member]	Kukugan Invest [Member] Predecessor [Member]	Common Stock [Member]	Common Stock [Member] CADV Ventures S.A [Member]	Common Stock [Member] Kukugan Invest [Member]	Common Stock [Member] Kukugan Invest [Member] Predecessor [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] CADV Ventures S.A [Member]	Additional Paid-in Capital [Member] Kukugan Invest [Member]	Additional Paid-in Capital [Member] Kukugan Invest [Member] Predecessor [Member]	Retained Earnings [Member]	Retained Earnings [Member] CADV Ventures S.A [Member]	Retained Earnings [Member] Kukugan Invest [Member]	Retained Earnings [Member] Kukugan Invest [Member] Predecessor [Member]	Subscription Receivable [Member]	Subscription Receivable [Member] Kukugan Invest [Member]	Subscription Receivable [Member] Kukugan Invest [Member] Predecessor [Member]	AOCI Attributable to Parent [Member] CADV Ventures S.A [Member]	AOCI Attributable to Parent [Member] Kukugan Invest [Member]	AOCI Attributable to Parent [Member] Kukugan Invest [Member] Predecessor [Member]	Parent [Member] CADV Ventures S.A [Member]	Parent [Member] Kukugan Invest [Member]	Parent [Member] Kukugan Invest [Member] Predecessor [Member]
Balance at Dec. 31, 2023						$ 87,543				$ 269,388				$ (805,920)						$ (65,701)			$ (514,690)
Balance, shares at Dec. 31, 2023						3,200,050
Net income (loss)		$ (502,769)												(502,769)									(502,769)
Foreign currency translation adjustment																				35,727			35,727
Foreign currency translation adjustment		35,727
Balance at Dec. 31, 2024		(981,732)				$ 87,543	$ 87,543			269,388	$ 269,388			(1,308,689)	$ (1,308,689)					(29,974)	$ (29,974)		(981,732)	$ (981,732)
Balance, shares at Dec. 31, 2024						3,200,050	3,200,050
Net income (loss)			$ 190,747	$ 190,747											190,747									190,747
Financial Designation, Predecessor and Successor [Fixed List]			Predecessor
Foreign currency translation adjustment				(117,900)																	(117,900)			(117,900)
Balance at Jun. 30, 2025	$ (25,128)				$ 173		$ 87,543		$ 24,827		269,388		$ (25,128)		(1,108,426)		$ (25,000)				(147,874)			(908,885)
Balance, shares at Jun. 30, 2025					1,725,000		3,200,050
Balance at Dec. 31, 2024		(981,732)				$ 87,543	$ 87,543			269,388	269,388			(1,308,689)	(1,308,689)					(29,974)	(29,974)		(981,732)	(981,732)
Balance, shares at Dec. 31, 2024						3,200,050	3,200,050
Net income (loss)		110,132												110,132									110,132
Foreign currency translation adjustment																				(134,956)			(134,956)
Debt settlement with equity						$ 542,316				307,781													850,097
Debt settlement with equity, shares						19,440,939
Financial Designation, Predecessor and Successor [Fixed List]			Predecessor
Foreign currency translation adjustment		(134,956)
Balance at Dec. 31, 2025	11,258	(156,459)		(156,459)	$ 193	$ 629,859	$ 1	$ 629,859		577,169		$ 577,169	11,065	(1,198,557)		$ (1,198,557)		(1)		(164,930)		$ (164,930)	(156,459)		$ (156,459)
Balance, shares at Dec. 31, 2025					1,928,100	22,640,989	100	22,640,989
Balance at Jun. 23, 2025
Balance, shares at Jun. 23, 2025
Ordinary shares issued to Sponsor(1)					$ 173				24,827								(25,000)
Ordinary shares issued to Sponsor, shares					1,725,000
Net income (loss)	(25,128)												(25,128)
Balance at Jun. 30, 2025	(25,128)				$ 173		$ 87,543		24,827		269,388		(25,128)		(1,108,426)		(25,000)				(147,874)			(908,885)
Balance, shares at Jun. 30, 2025					1,725,000		3,200,050
Balance at Jun. 23, 2025
Balance, shares at Jun. 23, 2025
Ordinary shares issued to Sponsor(1)	25,000				$ 173				24,827
Ordinary shares issued to Sponsor, shares					1,725,000
Issuance of Public Warrants, net of issuance costs	2,734,910								2,734,910
Issuance of ordinary shares	1,975,606				$ 20				1,975,586
Issuance of ordinary shares, shares					203,100
Reverse over-allotment option liability	66,600								66,600
Accretion in value of redeemable shares	(5,107,367)								(4,801,923)				(305,444)
Net income (loss)	316,509												316,509
Balance at Dec. 31, 2025	11,258	(156,459)		(156,459)	$ 193	$ 629,859	$ 1	$ 629,859		577,169		577,169	11,065	(1,198,557)		(1,198,557)		(1)		(164,930)		(164,930)	(156,459)		(156,459)
Balance, shares at Dec. 31, 2025					1,928,100	22,640,989	100	22,640,989
Balance at Sep. 02, 2025
Balance, shares at Sep. 02, 2025
Issuance of ordinary shares							$ 1											(1)
Issuance of ordinary shares, shares							100
Balance at Dec. 31, 2025	11,258	(156,459)		(156,459)	$ 193	$ 629,859	$ 1	$ 629,859		577,169		577,169	11,065	(1,198,557)		(1,198,557)		(1)		(164,930)		(164,930)	(156,459)		(156,459)
Balance, shares at Dec. 31, 2025					1,928,100	22,640,989	100	22,640,989
Net income (loss)			$ (333)	(333)												(333)									(333)
Financial Designation, Predecessor and Successor [Fixed List]			Predecessor
Foreign currency translation adjustment				126																		126			126
Balance at Jan. 05, 2026							$ 629,859				577,169				(1,198,890)						(164,804)			(156,666)
Balance, shares at Jan. 05, 2026							22,640,989
Balance at Dec. 31, 2025	11,258	(156,459)		(156,459)	$ 193	$ 629,859	$ 1	$ 629,859		577,169		577,169	11,065	(1,198,557)		(1,198,557)		(1)		(164,930)		(164,930)	(156,459)		(156,459)
Balance, shares at Dec. 31, 2025					1,928,100	22,640,989	100	22,640,989
Accretion in value of redeemable shares	(612,202)												(612,202)
Net income (loss)	462,457												462,457
Balance at Mar. 31, 2026	(138,487)				$ 193								(138,680)
Balance, shares at Mar. 31, 2026					1,928,100
Balance at Dec. 31, 2025	11,258	$ (156,459)		$ (156,459)	$ 193	$ 629,859	$ 1	$ 629,859		$ 577,169		$ 577,169	11,065	$ (1,198,557)		$ (1,198,557)		(1)		$ (164,930)		$ (164,930)	$ (156,459)		$ (156,459)
Balance, shares at Dec. 31, 2025					1,928,100	22,640,989	100	22,640,989
Net income (loss)	555,866
Financial Designation, Predecessor and Successor [Fixed List]			Successor
Balance at Jun. 30, 2026	(665,090)				$ 193		$ 1,000				100		(665,283)		(105,668)			(1,000)			10,606			(94,962)
Balance, shares at Jun. 30, 2026					1,928,100		100,000
Balance at Jan. 05, 2026							$ 629,859				577,169				(1,198,890)						(164,804)			(156,666)
Balance, shares at Jan. 05, 2026							22,640,989
Balance at Jan. 06, 2026							$ 1											(1)
Balance, shares at Jan. 06, 2026							100
Balance at Jan. 05, 2026							$ 629,859				577,169				(1,198,890)						(164,804)			(156,666)
Balance, shares at Jan. 05, 2026							22,640,989
Financial Designation, Predecessor and Successor [Fixed List]			Successor
Balance at Jun. 30, 2026	(665,090)				$ 193		$ 1,000				100		(665,283)		(105,668)			(1,000)			10,606			(94,962)
Balance, shares at Jun. 30, 2026					1,928,100		100,000
Balance at Jan. 06, 2026							$ 1											(1)
Balance, shares at Jan. 06, 2026							100
Net income (loss)			$ (105,668)												(105,668)									(105,668)
Financial Designation, Predecessor and Successor [Fixed List]			Successor
Foreign currency translation adjustment																					10,606			10,606
Issuance of ordinary shares for business combination							$ 999				100							(999)						100
Issuance of ordinary shares for business combination, shares							99,900
Balance at Jun. 30, 2026	(665,090)				$ 193		$ 1,000				100		(665,283)		(105,668)			(1,000)			10,606			(94,962)
Balance, shares at Jun. 30, 2026					1,928,100		100,000
Balance at Mar. 31, 2026	(138,487)				$ 193								(138,680)
Balance, shares at Mar. 31, 2026					1,928,100
Accretion in value of redeemable shares	(620,012)												(620,012)
Net income (loss)	93,409												93,409
Balance at Jun. 30, 2026	$ (665,090)				$ 193		$ 1,000				$ 100		$ (665,283)		$ (105,668)			$ (1,000)			$ 10,606			$ (94,962)
Balance, shares at Jun. 30, 2026					1,928,100		100,000